CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 133,379	$ 301,656	$ 209,166
Income and expense items not involving cash flows:
Depreciation and amortization	214,391	208,411	197,606
Effect of indexation, translation and fair value measurement on debt	(9,791)	12,865	8,442
Other expense (income), net	2,442	2,627	(9,322)
Gain from acquisition, net			(50,471)
Changes in assets and liabilities:
Trade accounts receivable	(3,096)	(6,564)	(30,104)
Other current assets	11,260	(8,321)	(265)
Inventories	(26,344)	(4,277)	(22,069)
Trade accounts payable	(3,562)	(8,649)	5,550
Deferred revenue and customers' advances	2,625	(21,803)	23,581
Employee related liabilities and other current liabilities	(867)	(8,219)	(145)
Long-term employee related liabilities	(795)	(3,247)	(798)
Deferred tax, net	(5,354)	(108,459)	(4,564)
Other long-term liabilities	(1,391)	(385)	861
Net cash provided by operating activities	312,897	355,635	327,468
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(210,192)	(187,676)	(217,496)
Proceeds related to sale of property and equipment	40,451	20,038	7,872
Investment grants received		2,921
Investments in other assets	(14,536)
Deposits and marketable securities, net	(143,940)	(80,643)	(17,101)
Net cash used in investing activities	(328,217)	(245,360)	(226,725)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of debentures, net			113,149
Exercise of warrants and options, net	714	31,315	38,803
Proceeds from loans, net	98,990		55,960
Loans repayment	(142,285)	(43,259)	(132,018)
Principal payments on account of capital lease obligation	(5,554)	(781)
Debentures repayment		(6,215)
Dividend paid to Panasonic		(4,378)	(2,563)
Net cash provided by (used in) financing activities	(48,135)	(23,318)	73,331
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	2,585	3,720	5,635
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(60,870)	90,677	179,709
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	445,961	355,284	175,575
CASH AND CASH EQUIVALENTS - END OF PERIOD	385,091	445,961	355,284
NON-CASH ACTIVITIES:
Investments in property and equipment	28,052	28,419	25,256
Conversion of notes into share capital	58,586		611
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	11,835	14,068	10,543
Cash received during the period from interest	8,818	3,870	1,009
Cash paid during the period for income taxes, net	$ 5,768	$ 17,668	$ 3,485